LS Opportunity Fund
Schedule of Investments
August 31, 2022 - (Unaudited)
COMMON STOCKS - LONG - DOMESTIC — 83.53% Shares Fair Value
Communication Services — 0.95%
Alphabet, Inc., Class A
(a)
2,700 $ 292,194
Alphabet, Inc., Class C
(a)
8,100 884,115
1,176,309
Consumer Discretionary — 5.72%
Darden Restaurants, Inc.
(b)
15,000 1,855,650
eBay, Inc.
(b)
22,625 998,441
Expedia Group, Inc.
(a)
14,750 1,514,087
Home Depot, Inc. (The)
(b)
6,275 1,809,836
Texas Roadhouse, Inc. 10,400 923,104
7,101,118
Consumer Staples — 4.22%
Church & Dwight Co., Inc.
(b)
20,600 1,724,426
Mondelez International, Inc., Class A
(b)
28,950 1,790,847
Procter & Gamble Co. (The) 12,535 1,729,078
5,244,351
Energy — 6.37%
Hess Corp. 10,500 1,268,190
Pioneer Natural Resources Co.
(b)
15,399 3,899,335
Schlumberger Ltd.
(b)
71,650 2,733,447
7,900,972
Financials — 39.75%
Arthur J. Gallagher & Co.
(b)
17,525 3,182,014
Bank of New York Mellon Corp. (The) 27,250 1,131,693
Berkshire Hathaway, Inc., Class B
(a) (b)
20,195 5,670,756
Brown & Brown, Inc.
(b)
49,000 3,088,960
Cboe Global Markets, Inc.
(b)
14,125 1,666,326
Citigroup, Inc.
(b)
27,125 1,323,971
Comerica, Inc.
(b)
33,900 2,722,170
Federated Hermes, Inc., Class B
(b)
77,775 2,649,017
Globe Life, Inc.
(b)
33,650 3,270,443
Kemper Corp. 22,575 1,038,450
KeyCorp
(b)
113,600 2,009,584
Markel Corp.
(a)
1,050 1,253,815
Pinnacle Financial Partners, Inc. 17,025 1,374,088
PJT Partners, Inc., Class A
(b)
14,900 1,031,378
PNC Financial Services Group, Inc. (The)
(b)
10,110 1,597,380
Primerica, Inc.
(b)
11,450 1,451,288
Progressive Corp. (The)
(b)
31,775 3,897,204
SouthState Corp. 17,550 1,369,602
State Street Corp.
(b)
11,900 813,365
Synovus Financial Corp.
(b)
40,750 1,636,520
U.S. Bancorp
(b)
73,250 3,340,932
Voya Financial, Inc.
(b)
39,075 2,404,285
W.R. Berkley Corp.
(b)
21,770 1,410,696
49,333,937
Health Care — 8.76%
Abbott Laboratories
(b)
7,500 769,875

LS Opportunity Fund
Schedule of Investments (continued)
August 31, 2022 - (Unaudited)
COMMON STOCKS - LONG - DOMESTIC — 83.53%
- continued Shares Fair Value
Health Care — 8.76% - continued
Cigna Corp.
(b)
10,070 $ 2,854,342
Johnson & Johnson
(b)
10,394 1,676,968
Merck & Co., Inc.
(b)
35,210 3,005,526
NuVasive, Inc.
(a)
20,275 861,890
Pfizer, Inc.
(b)
37,650 1,702,909
10,871,510
Industrials — 9.31%
Carrier Global Corp.
(b)
41,185 1,611,157
Eaton Corp. PLC
(b)
14,500 1,981,280
General Dynamics Corp.
(b)
8,365 1,914,999
Leidos Holdings, Inc.
(b)
23,750 2,257,438
Otis Worldwide Corp.
(b)
19,930 1,439,345
Raytheon Technologies Corp.
(b)
14,210 1,275,348
Sensata Technologies Holding PLC 26,775 1,078,497
11,558,064
Information Technology — 4.87%
Littelfuse, Inc.
(b)
4,640 1,100,701
Microsoft Corp.
(b)
4,890 1,278,588
Oracle Corp.
(b)
21,900 1,623,885
Paychex, Inc.
(b)
9,650 1,190,231
PayPal Holdings, Inc.
(a) (b)
9,075 847,968
6,041,373
Materials — 2.48%
Axalta Coating Systems Ltd.
(a)
25,400 654,050
Newmont Goldcorp Corp. 12,095 500,249
PPG Industries, Inc.
(b)
15,200 1,930,096
3,084,395
Real Estate — 1.10%
Howard Hughes Corp. (The)
(a) (b)
21,420 1,362,955
Total Common Stocks - Long - Domestic (Cost $94,159,252) 103,674,984
COMMON STOCKS - LONG - INTERNATIONAL
— 10.45%
Consumer Staples — 1.13%
Nestle S.A. 11,950 1,400,375
Financials — 6.31%
Everest Re Group Ltd. 6,085 1,637,169
Fairfax Financial Holdings Ltd. 3,820 1,905,722
First BanCorp. 140,350 2,007,005
RenaissanceRe Holdings Ltd.
(b)
16,855 2,279,807
7,829,703
Health Care — 1.43%
Medtronic PLC
(b)
20,175 1,773,786

LS Opportunity Fund
Schedule of Investments (continued)
August 31, 2022 - (Unaudited)
COMMON STOCKS - LONG - INTERNATIONAL —
10.45% - continued Shares Fair Value
Industrials — 0.79%
Pentair PLC 21,975 $ 977,887
Materials — 0.79%
Agnico Eagle Mines Ltd.
(b)
23,664 975,194
Total Common Stocks - Long - International
(Cost $13,954,409) 12,956,945
EXCHANGE-TRADED FUNDS — 1.19%
Aberdeen Standard Physical Platinum Shares ETF
(a) (b)
18,775 1,469,331
Total Exchange-Traded Funds (Cost $1,748,691) 1,469,331
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
CALL OPTIONS PURCHASED — 0.20%
Citigroup, Inc.
(b)
301 $ 1,469,181 $ 55.00 12/16/2022 36,722
Darden Restaurants, Inc.
(b)
129 1,595,859 135.00 1/20/2023 75,465
Eaton Corp. PLC
(b)
71 970,144 140.00 1/20/2023 59,285
Home Depot, Inc. (The)
(b)
54 1,557,468 320.00 1/20/2023 46,845
State Street Corp.
(b)
132 902,220 75.00 12/16/2022 33,990
Total Call Options Purchased (Cost $229,140) 252,307
MONEY MARKET FUNDS - 1.89%
Invesco Treasury Portfolio, Institutional Class, 2.11%
(c)
2,340,273 2,340,273
Total Money Market Funds (Cost $2,340,273) 2,340,273
Total Investments — 97.26%
    (Cost $112,431,765) 120,693,840
Other Assets in Excess of Liabilities — 2.74% 3,404,663
NET ASSETS — 100.00% $ 124,098,503
(a) Non-income producing security.
(b) All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on August 31, 2022, was $63,155,349.
(c) Rate disclosed is the seven day effective yield as of August 31, 2022.
ETF - Exchange-Traded Fund

LS Opportunity Fund
Schedule of Securities Sold Short
August 31, 2022 - (Unaudited)
COMMON STOCKS - SHORT - DOMESTIC - (25.99)% Shares Fair Value
Consumer Discretionary - (4.53)%
Dollar General Corp. (2,500) $ (593,550)
Dollar Tree, Inc.
(a)
(3,850) (522,368)
Lowe's Cos., Inc. (6,870) (1,333,742)
McDonald's Corp. (4,550) (1,147,874)
Service Corp. International (32,850) (2,027,173)
(5,624,707)
Consumer Staples - (5.92)%
Campbell Soup Co. (25,600) (1,289,728)
Hershey Co. (The) (9,725) (2,184,916)
Kellogg Co. (21,825) (1,587,551)
Kimberly-Clark Corp. (17,860) (2,277,507)
(7,339,702)
Financials - (11.19)%
Berkshire Hills Bancorp, Inc. (22,200) (626,262)
Byline Bancorp, Inc. (25,900) (564,879)
CNO Financial Group, Inc. (66,250) (1,219,664)
Community Bank System, Inc. (15,025) (982,334)
Dime Community Bancshares, Inc. (20,525) (641,613)
Goldman Sachs Group, Inc. (The) (4,350) (1,447,115)
Horace Mann Educators Corp. (24,800) (887,096)
Independent Bank Corp. (8,300) (649,309)
M&T Bank Corp. (6,443) (1,171,209)
Prudential Financial, Inc. (11,959) (1,145,074)
Travelers Cos., Inc. (The) (11,650) (1,883,106)
Truist Financial Corp. (43,300) (2,028,172)
Washington Trust Bancorp, Inc. (12,500) (632,875)
(13,878,708)
Health Care - (2.56)%
Boston Scientific Corp.
(a)
(20,600) (830,386)
CVS Health Corp. (12,325) (1,209,699)
HCA Healthcare, Inc. (3,490) (690,566)
Stryker Corp. (2,170) (445,284)
(3,175,935)
Industrials - (1.31)%
Snap-on, Inc. (7,425) (1,617,611)
Information Technology - (0.48)%
Amphenol Corp., Class A (8,150) (599,270)
TOTAL COMMON STOCKS - SHORT - DOMESTIC  (Proceeds Received $33,329,959) (32,235,933)
COMMON STOCKS - SHORT - INTERNATIONAL - (4.67)%
Financials - (4.67)%
Commonwealth Bank of Australia (48,455) (3,231,549)
Muenchener Rueckversicherungs-Gesellshaft AG (5,295) (1,266,843)
Swiss Re AG (16,800) (1,308,935)
(5,807,327)

LS Opportunity Fund
Schedule of Securities Sold Short (continued)
August 31, 2022 - (Unaudited)
COMMON STOCKS - SHORT - INTERNATIONAL - (4.67)%
- continued Shares Fair Value
TOTAL COMMON STOCKS - SHORT - INTERNATIONAL  (Proceeds
Received $5,756,967) $ (5,807,327)
EXCHANGE-TRADED FUNDS - (4.03)%
Energy Select Sector SPDR® Fund (21,300) (1,714,650)
Vanguard Energy ETF (29,000) (3,291,205)
TOTAL EXCHANGE-TRADED FUNDS  (Proceeds Received $4,739,179) (5,005,855)
TOTAL SECURITIES SOLD SHORT - (34.69)% (Proceeds Received
$43,826,105) $ (43,049,115)
(a) Non-dividend expense producing security.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt
The sectors shown on the schedule of investments and schedule of securities sold short are based on the Global
Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of
MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

LS Opportunity Fund
Schedule of Written Options
August 31, 2022 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
CALL OPTIONS WRITTEN - (0.14)%
Cboe Global Markets, Inc. (89) $ (1,049,933) $ 140.00 1/19/2024 $ (63,190)
Darden Restaurants, Inc. (17) (210,307) 140.00 1/20/2023 (7,395)
Darden Restaurants, Inc. (17) (210,307) 145.00 1/20/2023 (5,355)
Eaton Corp. PLC (57) (778,848) 155.00 1/20/2023 (16,815)
Home Depot, Inc. (The) (53) (1,528,626) 330.00 1/20/2023 (32,330)
Texas Roadhouse, Inc. (48) (426,048) 100.00 1/20/2023 (18,480)
Texas Roadhouse, Inc. (36) (319,536) 100.00 6/16/2023 (28,620)
Total Call Options Written  (Premiums
Received $271,967) $ (172,185)